Note 10 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date
	Total, December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, long-term portion	$240,181	-	$240,181	-
	Fair Value Measurement at Reporting Date
	Total, March 31, 2017	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, long-term portion	$235,109	-	$235,109	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2016	March 31, 2017
Interest rate contracts	Long-term liabilities - Derivatives	240,181	235,109
Total derivative liabilities		240,181	235,109

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Three Months Ended March 31, 2016	Three Months Ended March 31, 2017
Interest rate – Fair value	(Loss) / gain on derivatives, net	(129,661)	5,072
Interest rate contracts - Realized loss	(Loss) /gain on derivatives, net	(69,983)	(331)
Total (loss) / gain on derivatives		(199,644)	4,741